Document And Entity Information	Apr. 04, 2022
Document Information [Line Items]
Entity, Registrant Name	Giga-tronics Incorporated
Document, Type	8-K
Document, Period End Date	Apr. 04, 2022
Entity, Incorporation, State or Country Code	CA
Entity, File Number	0-12719
Entity, Tax Identification Number	94-2656341
Entity, Address, Address Line One	5990 Gleason Drive
Entity, Address, City or Town	Dublin
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94568
City Area Code	925
Local Phone Number	328-4650
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GIGA
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000719274